Consolidated Statements of Cash Flows (Parentheticals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Cash Flows [Abstract]
Cash paid for capitalized interest	$ 53,139	$ 42,303	$ 16,801